Changes in organization and acquisitions and disposals of subsidiaries and businesses (Narrative) (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 31, 2024
Disclosure Of Changes In Organisation [Line Items]
Expense related to purchase of the card portfolios		$ 11,858	$ 10,085	$ 7,123
Share of net profits of associates and joint ventures		79	74	(163)
Properties and other non-current assets held for sale		425	195
Net gains / (losses) from acquisitions and disposals of subsidiaries		193	9	24
Assets of disposal groups held for sale			1,823
Liabilities of disposal group held for sale			1,212
Other income other		$ (968)	$ 301	$ 112
360 ONE WAM Ltd
Disclosure Of Changes In Organisation [Line Items]
Proportion of ownership interest in equity investment through acquired warrants		4.83%
Wealth management business in India | Discontinued operations
Disclosure Of Changes In Organisation [Line Items]
Other income other		$ 33
O'Connor business | Discontinued operations
Disclosure Of Changes In Organisation [Line Items]
Other income other		$ (29)
Credit Suisse Securities (China) Limited
Disclosure Of Changes In Organisation [Line Items]
Proportion of ownership interest in associate		14.99%
Merger with Credit Suisse AG
Disclosure Of Changes In Organisation [Line Items]
Assets of Credit Suisse AG					$ 489,300
Liabilities of Credit Suisse AG					429,700
Assets of Credit Suisse AG that were eliminated					7,100
Liabilities of Credit Suisse AG that were eliminated					24,800
Equity attributable to shareholders					41,400
Equity attributable to non-controlling interests					$ 500
Swisscard
Disclosure Of Changes In Organisation [Line Items]
Proportion of ownership interest in joint venture		50.00%	50.00%
Expense in connection with the termination of the Swisscard joint venture			$ 41
Expense related to purchase of the card portfolios		$ 180
Share of net profits of associates and joint ventures		64
Properties and other non-current assets held for sale		$ 299
Swisscard | Disposal of investment in joint venture
Disclosure Of Changes In Organisation [Line Items]
Proportion of ownership interest in joint venture	50.00%
UBS Securities China
Disclosure Of Changes In Organisation [Line Items]
Proportion of ownership interest in subsidiary		100.00%	67.00%
Select Portfolio Servicing
Disclosure Of Changes In Organisation [Line Items]
Net gains / (losses) from acquisitions and disposals of subsidiaries		$ (11)
Assets of disposal groups held for sale			$ 1,823
Liabilities of disposal group held for sale			$ 1,212
Credit Suisse Securities (China) Limited
Disclosure Of Changes In Organisation [Line Items]
Proportion of ownership interest in subsidiary		36.01%
Net gains / (losses) from acquisitions and disposals of subsidiaries		$ 128